Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Lend	₩ (1,055,895)	₩ (603,332)	₩ (295,689)
Collect	(667,045)	(557,064)	(308,906)
Company, excluding the controlling company [member] | METAPOLIS Co.,Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	13,270	26,000
Collect		(12,730)
Others	(13,270)
Ending		13,270	26,000
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Lend	484,644
Collect	(201,869)
Ending	282,775
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Beginning	90,638	99,854
Lend	2,956	11,774
Others	(23,881)	(20,990)
Ending	69,713	90,638	99,854
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	276,605	283,954
Lend	28,967	27,087
Collect	(46,252)	(43,080)
Others	(29,440)	8,644
Ending	229,880	276,605	283,954
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Beginning	38,120	36,830
Others	(9,072)	1,290
Ending	29,048	38,120	36,830
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	3,606	2,359
Lend		1,174
Others	(409)	73
Ending	3,197	3,606	2,359
Company, excluding the controlling company [member] | PT. wampu electric power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,761	4,454
Lend		1,169
Others	(654)	138
Ending	5,107	5,761	4,454
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	4,834	4,688
Others	(548)	146
Ending	4,286	4,834	4,688
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	60,425	17,580
Lend		40,594
Others	(757)	2,251
Ending	59,668	60,425	17,580
Company, excluding the controlling company [member] | AN KHANH NEW CITY DEVELOPMENT J.V. CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Beginning	60,425	58,600
Others	(60,425)	1,825
Ending		60,425	58,600
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	6,647	10,782
Collect	(577)	(4,471)
Others	(713)	336
Ending	5,357	6,647	10,782
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	7,251
Lend		6,959
Others	(823)	292
Ending	6,428	7,251
Company, excluding the controlling company [member] | Hamparan Mulya [member]
Disclosure of transactions between related parties [line items]
Beginning	3,626	3,516
Collect	(3,626)
Others		110
Ending		3,626	3,516
Company, excluding the controlling company [member] | POS-SEAHSTEELWIRE(TIANJIN)CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	5,438	5,274
Collect	(5,438)
Others		164
Ending		5,438	5,274
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	8,460	11,720
Collect	(2,262)	(3,480)
Others	(841)	220
Ending	5,357	8,460	11,720
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	7,251
Lend		6,959
Collect	(1,142)
Others	319	292
Ending	6,428	7,251
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	91,775	85,168
Lend	4,327	4,665
Others	(4,041)	1,942
Ending	92,061	91,775	85,168
Company, excluding the controlling company [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Others	5,357
Ending	5,357
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Others	8,571
Ending	8,571
Company, excluding the controlling company [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of transactions between related parties [line items]
Others	1,071
Ending	1,071
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	684,132	656,522
Lend	522,894	404,929
Collect	(261,166)	(75,127)
Others	(129,556)	(302,192)
Ending	816,304	684,132	656,522
Company, excluding the controlling company [member] | Posco e&c Songdo International Building [member]
Disclosure of transactions between related parties [line items]
Lend		298,865
Others		(298,865)
Company, excluding the controlling company [member] | POSK(Pinghu) Steel Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning		5,743
Lend		5,683
Collect		(11,366)
Others		₩ (60)
Ending			₩ 5,743
Company, excluding the controlling company [member] | Gale International Korea, LLC [Member]
Disclosure of transactions between related parties [line items]
Lend	2,000
Ending	₩ 2,000